Financial Instruments	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Financial Instruments

NOTE 20. FINANCIAL INSTRUMENTS

The following table provides information about assets and liabilities not carried at fair value. The table excludes finance leases and non-financial assets and liabilities. Substantially all of the assets discussed below are considered to be Level 3. The vast majority of our liabilities’ fair value can be determined based on significant observable inputs and thus considered Level 2. For those instruments that are not actively traded their fair values must often be determined using financial models. Realization of the fair value of these instruments depends upon market forces beyond our control, including marketplace liquidity.

	2015		2014
	Assets (liabilities)		Assets (liabilities)
	Carrying		Carrying
	amount	Estimated	amount	Estimated
December 31 (In millions)	(net)	fair value	(net)	fair value

GE
Assets
Investments and notes receivable	$1,104	$1,174	$502	$551
Liabilities
Borrowings(a)(b)	(18,455)	(19,011)	(16,340)	(17,503)
Borrowings (debt assumed)(a)(c)	(85,114)	(92,641)	-	-

GE Capital
Assets
Loans	20,061	19,774	20,153	20,182
Time deposits(d)	10,386	10,386	-	-
Other commercial mortgages	1,381	1,447	1,427	1,508
Loans held for sale	342	342	419	419
Other financial instruments(e)	94	110	103	113
Liabilities
Borrowings(a)(f)(g)(h)	(95,681)	(99,602)	(245,993)	(261,569)
Investment contracts	(2,955)	(3,441)	(3,970)	(4,596)

(a) See Note 10.

(b) Included $116 million and $94 million of accrued interest in estimated fair value at December 31, 2015 and December 31, 2014, respectively.

(c) Included $1,006 million of accrued interest in estimated fair value at December 31, 2015.

(d) Balances at December 31, 2015 included $10,386 million of high quality interest bearing deposits with European branches of global banks, predominantly in the UK, that mature in April 2016.

(e) Principally comprises cost method investments.

(f) Fair values exclude interest rate and currency derivatives designated as hedges of borrowings. Had they been included, the fair value of borrowings at December 31, 2015 and 2014 would have been reduced by $3,001 million and $5,020 million, respectively.

(g) Included $1,103 million and $2,888 million of accrued interest in estimated fair value at December 31, 2015 and 2014, respectively.

(h) Excluded $85,114 million of intercompany payable to GE related to the debt assumption at December 31, 2015.

A description of how we estimate fair values follows:

Loans. Based on a discounted future cash flows methodology, using current market interest rate data adjusted for inherent credit risk or quoted market prices and recent transactions, if available.

Borrowings. Based on valuation methodologies using current market interest rate data that are comparable to market quotes adjusted for our non-performance risk.

Investment contracts. Based on expected future cash flows, discounted at currently offered rates for immediate annuity contracts or the income approach for single premium deferred annuities.

Time deposits. Carrying value approximates fair value as these financial instruments have limited credit risk, short-term maturities and interest rates that approximate market.

All other instruments. Based on observable market transaction and/or valuation methodologies using current market interest rate data adjusted for inherent credit risk.

Assets and liabilities that are reflected in the accompanying financial statements at fair value are not included in the above disclosures; such items include cash and equivalents, investment securities and derivative financial instruments.

Additional information about Notional Amounts of Loan Commitments follows.

NOTIONAL AMOUNTS OF LOAN COMMITMENTS

December 31 (In millions)	2015	2014

Ordinary course of business lending commitments(a)	$531	$762
Unused revolving credit lines Commercial	279	282

(a) Excluded investment commitments of $782 million and $812 million at December 31, 2015 and 2014, respectively.

Securities Repurchase and Reverse Repurchase Arrangements

Our issuances of securities repurchase agreements are insignificant and are limited to activities at certain of our foreign banks primarily for purposes of liquidity management. Any such agreements are reported in short-term borrowings on the financial statements. No repurchase agreements were accounted for as off-book financing and we do not engage in securities lending transactions. At December 31, 2015, we were party to no repurchase agreements.

We also enter into reverse securities repurchase agreements, primarily for short-term investment with maturities of 90 days or less. At December 31, 2015, we were party to reverse repurchase agreements totaling $11.3 billion, which were reported in cash and equivalents on the financial statements. Under these reverse securities repurchase agreements, we typically lend available cash at a specified rate of interest and hold U.S. or highly-rated European government securities as collateral during the term of the agreement. Collateral value is in excess of amounts loaned under the agreements.

Derivatives and Hedging

In this section, we explain how we use derivatives to manage our risks and how these financial instruments are reflected in our financial statements. Our use of derivatives relates solely to risk management; we do not use derivatives for speculation. As discussed elsewhere in this report, we are executing a plan to reduce the size and scope of our financial services business, with the intention of principally retaining those activities that support our industrial businesses. The affected businesses have either been sold or are held for sale and are presented as discontinued operations in our financial statements as of December 31, 2015. As a result of these actions, the significance of financial services hedging activity will diminish significantly in the future.

Risk management strategy

In our industrial businesses, we buy, manufacture and sell components and products across global markets. These activities expose us to changes in foreign currency exchange rates and commodity prices, which can adversely affect revenues earned and costs of operating our industrial businesses. When the currency in which we sell equipment differs from the primary currency of one of our industrial businesses (known as its functional currency) and the exchange rate fluctuates, it will affect the revenue we earn on the sale. These sales and purchase transactions also create receivables and payables denominated in foreign currencies, which expose us to foreign currency gains and losses based on changes in exchange rates. Changes in the price of a raw material that we use in manufacturing can affect the cost of manufacturing. We use derivatives to mitigate or eliminate these exposures.

With respect to our ongoing financial services activities, our key exposures relate to interest rate and currency risk. To the extent feasible, we seek to ensure that the characteristics of the debt we have issued align with the assets being funded. The form (fixed rate or floating rate) and currency denomination of the debt we issue depends on a number of considerations, the most important of which are market factors (demand, pricing, etc.) that affect the economics of the issuance. If the form and currency denomination of the debt does not match the assets being funded, we typically execute derivatives to meet this objective within defined limits.

Forms of hedging

In this section we explain the hedging methods we use and their effects on our financial statements.

Cash flow hedges – We use cash flow hedging primarily to reduce or eliminate the effects of foreign exchange rate changes on purchase and sale contracts in our industrial businesses and to convert foreign currency debt that we have issued in our financial services business back to our functional currency. Accordingly, the vast majority of our derivative activity in this category consists of currency exchange contracts. As a result of acquisitions in our industrial businesses, we expect to significantly expand our foreign currency hedging activity related to long-term contracts. We also use commodity derivatives to reduce or eliminate price risk on raw materials purchased for use in manufacturing.

Under hedge accounting, the derivative carrying amount is measured at fair value each period and any resulting gain or loss is recorded in a separate component of shareowners’ equity. Differences between the derivative and the hedged item may cause changes in their fair values to not offset completely, which is referred to as ineffectiveness. When the hedged transaction occurs, these amounts are released from shareowners’ equity, in order that the transaction will be reflected in earnings at the rate locked in by the derivative. The effect of the hedge is reported in the same financial statement line item as the earnings effects of the hedged transaction. The table below summarizes how the derivative is reflected in the balance sheet and in earnings under hedge accounting. The effect of the hedged forecasted transaction is not presented in this table but offsets the earnings effect of the derivative.

FINANCIAL STATEMENT EFFECTS - CASH FLOW HEDGES

(In millions)	2015	2014

Balance sheet changes
Fair value of derivatives increase (decrease)	$(911)	$(546)
Shareowners' equity (increase) decrease	913	546

Earnings (loss) related to ineffectiveness	2	1
Earnings (loss) effect of derivatives(a)	(918)	(878)

(a) Offsets earnings effect of the hedged forecasted transaction

The following table explains the effect of changes in market rates on the fair value of derivatives we use most commonly in cash flow hedging arrangements.

Interest rate forwards/swaps	Interest rate increases	Interest rate decreases
Pay fixed rate/receive floating rate	Fair value increases	Fair value decreases

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Pay U.S. dollars/receive foreign currency	Fair value decreases	Fair value increases

Commodity derivatives	Price increases	Price decreases
Receive commodity/ pay fixed price	Fair value increases	Fair value decreases

Fair value hedges – These derivatives are used to hedge the effects of interest rate and currency exchange rate changes on debt that we have issued. We have issued mostly fixed rate debt that is used to fund both fixed and floating rate assets. In instances where fixed rate debt is funding floating rate assets, we have an exposure to changes in interest rates. We enter into interest rate swaps that receive a fixed rate and pay a floating rate of interest to align with that portion of our debt which funds floating rate assets. These swaps typically match the maturity of the associated debt being hedged.

Under hedge accounting, the derivative is measured at fair value and the carrying amount of the hedged debt is adjusted for the change in value related to the exposure being hedged, with both adjustments offset to earnings as interest expense. For example, the earnings effect of an increase in the fair value of the derivative will be largely offset by the earnings effect of an increase in the carrying amount of the hedged debt. Differences between the terms of the derivative and the hedged debt may cause changes in their fair values to not offset completely, which is referred to as ineffectiveness. The table below summarizes how the derivative and the hedged debt are reflected in the balance sheet and in earnings under hedge accounting. The effect on interest expense of changing from the fixed rate on the debt to the floating rate on the swap is not shown in this table.

FINANCIAL STATEMENT EFFECTS - FAIR VALUE HEDGES

(In millions)	2015	2014

Balance sheet changes
Fair value of derivative increase (decrease)	$(151)	$3,863
Adjustment to carrying amount of hedged debt (increase) decrease	75	(3,939)

Earnings (loss) related to hedge ineffectiveness	(75)	(76)

The effect of changes in market interest rates on the fair value of derivatives we use most commonly in fair value hedging arrangements is presented below.

Interest rate forwards/swaps	Interest rate increases	Interest rate decreases
Pay floating rate/receive fixed rate	Fair value decreases	Fair value increases

Net investment hedges – We invest in foreign operations that conduct their financial services activities in currencies other than the US dollar. We hedge the currency risk associated with those investments primarily using short-term currency exchange contracts under which we receive US dollars and pay foreign currency and non-derivatives instruments such as debt denominated in a foreign currency.

Under hedge accounting, the portion of the fair value change of the derivative or debt instrument that relates to changes in spot currency exchange rates is offset in a separate component of shareowners’ equity. For example, an increase in the fair value of the derivative related to changes in spot exchange rates will be offset by a corresponding increase in the currency translation component of shareowners’ equity. The portion of the fair value change of the derivative related to differences between spot and forward rates, which primarily relates to the interest component, is recorded in earnings each period as interest expense. As a result of this hedging strategy, the investments in foreign operations of our financial services business are largely unaffected by changes in currency exchange rates. The amounts recorded in shareowners’ equity only affect earnings if the hedged investment is sold, substantially liquidated, or control is lost.

FINANCIAL STATEMENT EFFECTS - NET INVESTMENT HEDGES

(In millions)	2015	2014

Balance sheet changes
Fair value of derivatives increase (decrease)	$4,871	$5,192
Fair value of non-derivatives (increase) decrease	(849)	-
Shareowners' equity (increase) decrease	(4,131)	(5,741)

Earnings (loss) related to spot-forward differences	(109)	(549)
Earnings (loss) related to reclassification upon sale or liquidation(a)	4,547	88

(a) Included $4,549 million gain and $88 million gain recorded in discontinued operations in 2015 and 2014, respectively.

The effect of changes in currency exchange rates on the fair value of derivatives we use in net investment hedging arrangements is presented below.

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Receive U.S. dollars/pay foreign currency	Fair value increases	Fair value decreases

Economic Hedges - These derivatives are not designated as hedges from an accounting standpoint (and therefore we do not apply hedge accounting to the relationship) but otherwise serve the same economic purpose as other hedging arrangements. Economic hedges are used when changes in the carrying amount of the hedged item are already recorded in earnings in the same period as the derivative, making hedge accounting unnecessary. For example, in our Industrial businesses we record the effects of spot exchange rate changes on our foreign currency payables and receivables in earnings each period along with the fair value changes on the foreign currency forward contracts used as economic hedges. In these cases, the earnings effects of the derivative and hedged item largely offset. We also use economic hedges when we have exposures to currency exchange risk for which we are unable to meet the requirements for hedge accounting. For example, we use currency forwards as an economic hedge of forecasted foreign currency cash flows under long-term contracts. In this case, the forecast period is so long that it is difficult to meet the hedge accounting requirement that the occurrence of the hedged transactions is probable. For these types of economic hedges, changes in the fair value of the derivative are recorded in earnings currently but changes in the value of the forecasted foreign currency cash flows are only recognized in earnings when they occur. As a result, even though the derivative is an effective economic hedge, there is a net effect on earnings in each period due to differences in the timing of earnings recognition between the derivative and the hedged item.

The table below provides information about the earnings effects of all derivatives that serve as economic hedges. These derivatives are marked to fair value through earnings each period. For our financial services business, these gains and losses are reported in “GE Capital revenues from services”. For our industrial businesses, the effects are reported in “Other income” or “Other costs and expenses”. The offsetting earnings effects associated with hedged assets and liabilities are also displayed in the table below. In general, the earnings effects of the hedged item are recorded in the same financial statement line as the derivative. The earnings effect of economic hedges, after considering offsets related to earnings effects of hedged assets and liabilities, is substantially offset by changes in the fair value of forecasted transactions that have not yet affected earnings.

FINANCIAL STATEMENT EFFECTS - ECONOMIC HEDGES

(In millions)	2015	2014

Balance sheet changes
Change in fair value of economic hedge increase (decrease)	$(2,720)	$(2,198)
Change in carrying amount of item being hedged increase (decrease)	2,543	2,083

Earnings (loss) effect of economic hedges(a)	(177)	(116)

(a) Offset by the future earnings effects of economically hedged item.

The table below explains the effects of market rate changes on the fair value of derivatives we use most commonly as economic hedges.

Interest rate forwards/swaps interest rate	Interest rate increases	Interest rate decreases
Pay floating rate/receive fixed rate	Fair value decreases	Fair value increases

Currency forwards/swaps	U.S. dollar strengthens	U.S. dollar weakens
Pay U.S. dollars/receive foreign currency	Fair value decreases	Fair value increases
Receive U.S. dollars/pay foreign currency	Fair value increases	Fair value decreases

Commodity derivatives	Price increases	Price decreases
Receive commodity/ pay fixed price	Fair value increases	Fair value decreases

Notional amount of Derivatives

The notional amount of a derivative is the number of units of the underlying (for example, the notional principal amount of the debt in an interest rate swap). The notional amount is used to compute interest or other payment streams to be made under the contract and is a measure of our level of activity. We generally disclose derivative notional amounts on a gross basis. A substantial majority of the outstanding notional amount of $245 billion at December 31, 2015 is related to managing interest rate and currency risk between financial assets and liabilities in our financial services business. The remaining derivative notional primarily relates to hedges of anticipated sales and purchases in foreign currency, commodity purchases and contractual terms in contracts that are considered embedded derivatives.

The table below provides additional information about how derivatives are reflected in our financial statements. Derivative assets and liabilities are recorded at fair value exclusive of interest earned or owed on interest rate derivatives, which is presented separately on our balance sheet. Cash collateral and securities held as collateral represent assets that have been provided by our derivative counterparties as security for amounts they owe us (derivatives that are in an asset position).

CARRYING AMOUNTS RELATED TO DERIVATIVES

December 31 (in millions)	2015	2014

Derivative assets	$7,391	$9,911
Derivative liabilities	(5,681)	(4,851)
Accrued interest	1,014	1,419
Cash collateral & credit valuation adjustment	(1,141)	(3,233)
Net Derivatives	1,583	3,246
Securities held as collateral	(1,277)	(3,114)
Net carrying amount	$306	$132

Effects of derivatives on Earnings

All derivatives are marked to fair value on our balance sheet, whether they are designated in a hedging relationship for accounting purposes or are used as economic hedges. As discussed in the previous sections, each type of hedge affects the financial statements differently. In fair value and economic hedges, both the hedged item and the hedging derivative largely offset in earnings each period. In cash flow and net investment hedges, the effective portion of the hedging derivative is offset in separate components of shareowners’ equity and ineffectiveness is recognized in earnings. The table below summarizes these offsets and the net effect on earnings.

(In millions)	Effect on hedging instrument	Effect on underlying	Effect on earnings

2015
Cash flow hedges	$(911)	$913	$2
Fair value hedges	(151)	75	(75)
Net investment hedges(a)	4,022	(4,131)	(109)
Economic hedges(b)	(2,720)	2,543	(177)
Total			$(359)

2014
Cash flow hedges	$(546)	$546	$1
Fair value hedges	3,863	(3,939)	(76)
Net investment hedges(a)	5,192	(5,741)	(549)
Economic hedges(b)	(2,198)	2,083	(116)
Total			$(740)

The amounts in the table above generally do not include associated derivative accruals in income or expense.

(a) Both derivatives and non-derivatives hedging instruments are included.

(b) Net effect is substantially offset by the change in fair value of the hedged item that will affect earnings in future periods.

Note 15 provides additional information about changes in shareowners’ equity related to hedging and amounts released to earnings. Other supplemental information about derivatives and hedging can be found in Note 28.